Annual Fund Operating Expenses - PUTNAM INTERNATIONAL EQUITY FUND /MA/	Jun. 30, 2025
Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	1.16%
Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%	[1]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	1.91%
Class R Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%	[1]
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	1.41%
Class Y Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	0.91%
Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	0.87%
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	0.76%

[1]	Management fees are subject to a performance adjustment. The fund’s base management fee is subject to adjustment, up or down, based on the fund’s performance relative to the performance of the MSCI EAFE Index-NR. For the most recent fiscal year, the fund’s base management fee prior to any performance adjustment was 0.68%.